Fair Values of Major Classes of Identifiable Assets Acquired and Liabilities Assumed (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2010
Unamortized Premium [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	$ 12,411
Notes Payable, Other Payables [Member] | Westernbank Puerto Rico [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	$ 5,770,495